As filed with the Securities and Exchange Commission on August 16, 2016

Securities Act File No. 333-185238

Investment Company Act File No. 811-22743

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

(Exact name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, New York 10154

(Name and Address of Agent for Service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under 485(b) under the 1933 Act and the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of August, 2016.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Brown* John M. Brown	Trustee	August 16, 2016

/s/ Frank J. Coates* Frank J. Coates	Trustee	August 16, 2016

/s/ Peter M. Gilbert* Peter M. Gilbert	Trustee	August 16, 2016

/s/ Paul J. Lawler* Paul J. Lawler	Trustee	August 16, 2016

/s/ Kristen M. Leopold* Kristen M. Leopold	Trustee	August 16, 2016

/s/ Peter Koffler* Peter Koffler	Trustee	August 16, 2016

/s/ Brian F. Gavin Brian F. Gavin	President (Principal Executive Officer)	August 16, 2016

/s/ Arthur Liao Arthur Liao	Treasurer (Principal Financial and Accounting Officer)	August 16, 2016

*By:	/s/ Brian F. Gavin
Brian F. Gavin**
**Attorney-in-Fact pursuant to a Power of Attorney

Date: August 16, 2016

SIGNATURES

Blackstone Alternative Multi-Strategy Sub Fund II Ltd. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of August, 2016.

BLACKSTONE ALTERNATIVE MULTI-STRATEGY SUB FUND II LTD.

By:	/s/ Sean Flynn*
Name:	Sean Flynn
Title:	Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Sean Flynn* Sean Flynn	Director	August 16, 2016

/s/ Patrick Harrigan* Patrick Harrigan	Director	August 16, 2016

*By:	/s/ Brian F. Gavin
Brian F. Gavin**
**Attorney-in-Fact pursuant to a Power of Attorney

Date: August 16, 2016

SIGNATURES

Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of August, 2016.

BLACKSTONE ALTERNATIVE MULTI-STRATEGY SUB FUND III L.L.C.

By:	/s/ John M. Brown*
Name:	John M. Brown
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Brown* John M. Brown	Manager	August 16, 2016

/s/ Frank J. Coates* Frank J. Coates	Manager	August 16, 2016

/s/ Peter M. Gilbert* Peter M. Gilbert	Manager	August 16, 2016

/s/ Paul J. Lawler* Paul J. Lawler	Manager	August 16, 2016

/s/ Kristen M. Leopold* Kristen M. Leopold	Manager	August 16, 2016

*By:	/s/ Brian F. Gavin
Brian F. Gavin**
**Attorney-in-Fact pursuant to a Power of Attorney

Date: August 16, 2016

SIGNATURES

Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of August, 2016.

BLACKSTONE ALTERNATIVE MULTI-STRATEGY SUB FUND IV L.L.C.

By:	/s/ John M. Brown*
Name:	John M. Brown
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Brown* John M. Brown	Manager	August 16, 2016

/s/ Frank J. Coates* Frank J. Coates	Manager	August 16, 2016

/s/ Peter M. Gilbert* Peter M. Gilbert	Manager	August 16, 2016

/s/ Paul J. Lawler* Paul J. Lawler	Manager	August 16, 2016

/s/ Kristen M. Leopold* Kristen M. Leopold	Manager	August 16, 2016

*By:	/s/ Brian F. Gavin
Brian F. Gavin**
**Attorney-in-Fact pursuant to a Power of Attorney

Date: August 16, 2016

EXHIBIT INDEX

Blackstone Alternative Investment Funds

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase